Stock-Based Compensation - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2018 CAD ($) plan $ / shares shares	Dec. 31, 2017 CAD ($) $ / shares shares	Dec. 31, 2015 CAD ($) $ / shares shares	Jun. 30, 2018 CAD ($)	Jun. 29, 2018 $ / shares	Jun. 30, 2017 CAD ($)	Sep. 01, 2015	Apr. 01, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans | plan		2
Weighted-average price, granted (in dollars per share) | $ / shares		$ 20.50		$ 20.50
Shares granted (in shares) | shares		1,450,880	0
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		7 years
Compensation expenses		$ 1,000,000
Unrecognized compensation expense	$ 1,000,000	$ 1,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Management Employee Share Ownership Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares				6.00%
Lowest percentage of participant's salary towards purchasing common shares				1.00%
Employer matching contribution, percent of match				50.00%
Maximum amount contributed by employer				$ 25,000
Society Employee Share Ownership Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares				4.00%
Lowest percentage of participant's salary towards purchasing common shares				1.00%
Employer matching contribution, percent of match				25.00%
Employee Share Ownership Plan (ESOP) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contribution under the plan		$ 2,000,000	$ 2,000,000
PWU Share Grant Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares									2.70%
Shares granted (in shares) | shares				3,952,212
PWU Share Grant Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period		35 years
Aggregate number of common shares issuable under the plan (in shares) | shares	3,981,763	3,981,763
Society Share Grant Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares								2.00%
Shares granted (in shares) | shares				1,367,158
Society Share Grant Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period		35 years
Aggregate number of common shares issuable under the plan (in shares) | shares	1,434,686	1,434,686
Share Grant Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average price, granted (in dollars per share) | $ / shares		$ 0.00	$ 0
Shares granted (in shares) | shares		473,222	369,266
Fair value of shares granted				$ 111,000,000
Compensation expenses		$ 12,000,000	$ 17,000,000
Directors' Deferred Share Units Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
DSU value equivalent to common shares (in shares) | shares		1
Directors' Deferred Share Units Plan [Member] | Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses	$ 5,000,000	$ 1,000,000	$ 2,000,000
Share-based Compensation Arrangement By Share-based Payment Award, Equity Instruments Other Than Options, Settled In Period | shares		222,768	0
Liability related to share based compensation	$ 1,000,000	$ 1,000,000	$ 4,000,000
Directors' Deferred Share Units Plan [Member] | Hydro One Limited [Member] | Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing share price of common shares (in dollars per share) | $ / shares	$ 20.25	$ 20.25	$ 22.40			$ 20.04
Management Deferred Share Units Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
DSU value equivalent to common shares (in shares) | shares		1
Liability related to share based compensation	$ 2,000,000	$ 2,000,000	$ 2,000,000
Management Deferred Share Units Plan [Member] | Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses		1,000,000	2,000,000
Liability related to share based compensation	$ 1,000,000	$ 1,000,000	1,000,000		$ 1,000,000		$ 1,000,000
Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of common shares issuable under the plan (in shares) | shares	11,900,000	11,900,000
Compensation expenses		$ 15,000,000	6,000,000
Grant date total fair value of awards		$ 16,000,000	$ 13,000,000
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement By Share-based Payment Award, Equity Instruments Other Than Options, Settled In Period | shares		238,030	0
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement By Share-based Payment Award, Equity Instruments Other Than Options, Settled In Period | shares		158,310	0
Performance Stock Units And Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Liability related to share based compensation	$ 20,000,000	$ 20,000,000	$ 9,000,000
Performance Stock Units And Restricted Stock Units [Member] | Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses		5,000,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Share-based Arrangements, Liability, Current	$ 1,000,000	$ 1,000,000	$ 0